INCOME TAXES (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
INCOME TAXES
Effective income tax rate (as a percent)	2.80%	35.40%	20.10%	(35.60%)
Income tax expense from intercompany transfer					CAD 39